Cover	Apr. 21, 2025
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 2 to the Current Report on Form 8-K/A is being filed with the Securities and Exchange Commission to amend the Current Report on Form 8-K filed by Fold Holdings, Inc. (the “Company”) on May 5, 2025 (the “Original Form 8-K”), as amended on May 22, 2025, to amend and supplement the disclosure under Item 5.02 of the Original Form 8-K regarding Mr. McManus’s annual base salary, bonus, and eligibility for certain payments and benefits under the Company’s Executive Severance Plan (as defined below). This Amendment No. 2 continues to speak as of the date of the Original Form 8-K, and the Company has not updated the disclosures contained therein to reflect any events that occurred at a later date.
Document Period End Date	Apr. 21, 2025
Entity File Number	001-41168
Entity Registrant Name	Fold Holdings, Inc.
Entity Central Index Key	0001889123
Entity Tax Identification Number	86-2170416
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	11201 North Tatum Blvd
Entity Address, Address Line Two	Suite 300
Entity Address, Address Line Three	Unit 42035
Entity Address, City or Town	Phoenix
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85028
City Area Code	866
Local Phone Number	365-3277
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common stock, par value $0.0001 per share
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	FLD
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one share of common stock at an exercise price of $11.50 per share
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of common stock at an exercise price of $11.50 per share
Trading Symbol	FLDDW
Security Exchange Name	NASDAQ